Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

As of December 31, 2024 and 2023, property and equipment, net consisted of the following:

	December 31,	December 31,
	2024	2023
Electronic equipment	$150,309	$152,552
Office equipment	12,764	12,954
Leasehold improvement	-	-
Total property and equipment	163,073	165,506
Less: accumulated depreciation	(154,541)	(156,444)
Total property and equipment, net	$8,532	$9,062